TRADE AND OTHER PAYABLES (Details 2) $ in Thousands	Dec. 31, 2021 CAD ($)
Trade and Other Payables
Less than one year	$ 190
One to five years	550
Later than 5 years	186
Total undiscounted lease liabilities	$ 926